Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 80,018	$ 85,358
Accrued payroll	948,371	769,054
Estimated warranty liabilities	65,073	78,434
Intercourse funds payable	196,479	60,190
Total accrued expenses and other payables	$ 1,289,941	$ 993,036